DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
DEFERRED TAX ASSETS AND LIABILITIES
DEFERRED TAX ASSETS AND LIABILITIES

25.   DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities before offset are attributable to the items detailed in the table below:

	Assets		Liabilities
	December 31,		December 31,
	2021	2022	2021	2022
	RMB	RMB	RMB	RMB
Receivables and inventories	3,763	4,271	—	(17)
Payables	2,858	3,091	—	—
Cash flow hedges	258	85	(2,709)	(736)
Property, plant and equipment	16,777	15,714	(15,037)	(16,519)
Tax losses carried forward	4,749	4,643	—	—
Financial assets at fair value through other comprehensive income	127	131	(9)	(6)
Intangible assets	1,008	1,067	(492)	(85)
Others	1,056	1,395	(870)	(1,161)
Deferred tax assets/(liabilities)	30,596	30,397	(19,117)	(18,524)

The offsetting amount between deferred tax assets and liabilities are as follows:

	December 31,
	2021	2022
	RMB	RMB

Deferred tax assets	11,207	10,445
Deferred tax liabilities	11,207	10,445

Deferred tax assets and liabilities after the offsetting adjustments are as follows:

	December 31,
	2021	2022
	RMB	RMB

Deferred tax assets	19,389	19,952
Deferred tax liabilities	7,910	8,079

25.   DEFERRED TAX ASSETS AND LIABILITIES (Continued)

As at December 31, 2021 and 2022, certain subsidiaries of the Company did not recognize deferred tax of deductible loss carried forward of RMB 18,342 and RMB 21,268, respectively, of which RMB 5,564 and RMB 8,972 were incurred for the years ended December 31, 2021 and 2022, respectively, because it was not probable that the future taxable profits will be available. These deductible losses carried forward of RMB 1,875, RMB 1,669, RMB 3,442, RMB 5,310 and RMB 8,972 will expire in 2023, 2024, 2025, 2026, 2027 and after, respectively.

Periodically, management performed assessment on the probability that future taxable profit will be available over the period which the deferred tax assets can be realized or utilized. In assessing the probability, both positive and negative evidence was considered, including whether it is probable that the operations will have sufficient future taxable profits over the periods which the deferred tax assets are deductible or utilized and whether the tax losses result from identifiable causes which are unlikely to recur.

Movements in the deferred tax assets and liabilities are as follows:

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	income	comprehensive		from	December 31,
	2020	statement	income	Others	reserve	2020
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,546	(122)	(12)	(1)	—	2,411
Payables	1,142	144	—	—	—	1,286
Cash flow hedges	(268)	(42)	(2,316)	—	(4)	(2,630)
Property, plant and equipment	4,146	(2,244)	127	349	—	2,378
Tax losses carried forward	3,594	9,960	(84)	(148)	—	13,322
Financial assets at fair value through other comprehensive income	124	(4)	(4)	—	—	116
Intangible assets	87	19	—	246	—	352
Others	(564)	162	24	73	—	(305)
Net deferred tax assets/(liabilities)	10,807	7,873	(2,265)	519	(4)	16,930

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	income	comprehensive		from	December 31,
	2021	statement	income	Others	reserve	2021
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,411	1,378	(26)	—	—	3,763
Payables	1,286	1,572	—	—	—	2,858
Cash flow hedges	(2,630)	(203)	(5,499)	—	5,881	(2,451)
Property, plant and equipment	2,378	(1,004)	41	325	—	1,740
Tax losses carried forward	13,322	(8,554)	(19)	—	—	4,749
Financial assets at fair value through other comprehensive income	116	—	2	—	—	118
Intangible assets	352	63	—	101	—	516
Others	(305)	490	(3)	4	—	186
Net deferred tax assets/(liabilities)	16,930	(6,258)	(5,504)	430	5,881	11,479

		Recognized in	Recognized in			Balance
	Balance as at	consolidated	other		Transferred	as at
	January 1,	income	comprehensive		from	December 31,
	2022	statement	income	Others	reserve	2022
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	3,763	514	—	(23)	—	4,254
Payables	2,858	233	—	—	—	3,091
Cash flow hedges	(2,451)	203	(3,157)	(13)	4,767	(651)
Property, plant and equipment	1,740	(3,341)	—	796	—	(805)
Tax losses carried forward	4,749	525	—	(631)	—	4,643
Financial assets at fair value through other comprehensive income	118	(5)	12	—	—	125
Intangible assets	516	80	—	386	—	982
Others	186	73	—	(25)	—	234
Net deferred tax assets/(liabilities)	11,479	(1,718)	(3,145)	490	4,767	11,873